Share-Based Compensation - Schedule of Share Options Outstanding and Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
2022 Options [Member]
Schedule of Share Options Outstanding and Activity [Line Items]
Number of options, Addition due to acquisition of AIX			10,000
Weighted average exercise price, Addition due to acquisition of AIX			$ 92.2
Weighted average remaining contractual life, Addition due to acquisition of AIX			4 years 8 months 8 days
Number of options, Outstanding		9,967	10,000
Weighted average exercise price, Outstanding		$ 92.2	$ 92.2
Weighted average remaining contractual life, Outstanding		3 years 8 months 8 days	4 years 8 months 8 days
Aggregate Intrinsic Value, Outstanding
Number of options, Forfeited		(33)
Weighted average exercise price in USD, Forfeited
MDRT Options [Member]
Schedule of Share Options Outstanding and Activity [Line Items]
Number of options, Granted		6,500
Weighted average exercise price in USD, Granted		$ 47.24
Number of options, Addition due to acquisition of AIX			87,795
Weighted average exercise price, Addition due to acquisition of AIX			$ 34.03
Weighted average remaining contractual life, Addition due to acquisition of AIX			3 years 7 months 2 days
Aggregate Intrinsic Value , Addition due to acquisition of AIX			$ 3,192
Number of options, Exercised		(525)
Weighted average exercise price in USD, Exercised
Number of options, Outstanding		31,895	63,392
Weighted average exercise price, Outstanding		$ 33.32	$ 28.76
Weighted average remaining contractual life, Outstanding		2 years	3 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding			$ 467
Number of options, Forfeited		(37,472)	(24,403)
Weighted average exercise price in USD, Forfeited